Costs - Detailed Information of Inventory Costs (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of details of inventory costs [abstract]
Inventories at the beginning of the fiscal year		$ 1,738	[1]	$ 1,500	[1]	$ 1,191
Purchases		5,106		6,212		4,052
Production costs	[2]	8,703		7,704		6,880
Translation differences		(29)		(13)		(6)
Adjustment for inflation	[3]	18		19		12
Inventories at the end of the fiscal year	[1]	(1,683)		(1,738)		(1,500)
Total		$ 13,853		$ 13,684		$ 10,629

[1]	As of December 31, 2023, 2022 and 2021, the cost of inventories does not exceed their net realizable value.
[2]	See Note 26.
[3]	Corresponds to adjustment for inflation of opening balances of inventories of subsidiaries with the peso as functional currency, which was charged to “Other comprehensive income” in the statement of comprehensive income.